Note 1 - Description of Plan 2 (Details Textual) - EBP 20-3977125 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan	$ 4,274,381
Investment, Identifier [Axis]: ParticipantLoansMember
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan	$ 130,596